Average Annual Total Returns		12 Months Ended	60 Months Ended	93 Months Ended
	Nov. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Saba Closed-End Funds ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.53%	13.35%	11.28%
Performance Inception Date	Mar. 20, 2017
Saba Closed-End Funds ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.32%	9.70%	7.57%
Saba Closed-End Funds ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.60%	9.01%	7.20%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.72%
iBoxx Liquid High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	iBoxx Liquid High Yield Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.83%	4.34%	4.98%